Label	Element	Value
Direxion Moonshot Innovators ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUST DIREXION MOONSHOT INNOVATORS ETF (MOON) Supplement dated November 9, 2020 to the Prospectus and Statement of Information (“SAI”) dated August 23, 2020
Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Moonshot Innovators ETF
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective immediately, the name of the underlying index for the Direxion Moonshot Innovators ETF is changed to the S&P Kensho Moonshots Index. Additionally, on page 1 of the Prospectus, the second and third paragraphs under the section “Principal Investment Strategy,” will be replaced in their entirety with the following:

The Index measures the performance of the securities of 50 U.S. companies that pursue innovative technologies that have the potential to disrupt existing technologies and/or industries (i.e., moonshot innovators). S&P Dow Jones Indices LLC (the “Index Provider”) begins by including all companies that are included in at least one S&P Kensho New Economy index or in the Wireless Telecommunication or Internet Services & Infrastructure GICS sub-industries and have minimum float adjusted market capitalization of $100 million and three month average daily trading volume of $1 million. The Index Provider then selects 50 companies that it determines have the highest “early-stage composite innovation scores.”

The Index Provider determines the early stage composite innovation score based on a company’s “innovation sentiment” score and an “allocation to innovation” score. A company’s innovation sentiment score is based off a natural language processing review of the company’s latest annual regulatory filing for the use of words and phrases that are related to innovation. Natural language processing uses metrics other than financial ratios to determine the innovation sentiment score. The Index includes companies that utilize a greater than average variety of innovation terms. Examples of these terms include “cutting-edge,” “experimental,” and “trailblazing.” A company’s allocation to innovation score is a ranking based on the ratio of its research and development expenses to revenue as compared to other companies in the same GICS industry group. The Index selects the 50 companies with the highest combined early stage innovation score for inclusion in the Index. The Index is modified equal-weighted, reconstituted annually, and rebalanced semi-annually.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	For more information, please contact the Fund at (833) 547-4417.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(833) 547-4417
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective immediately, the name of the underlying index for the Direxion Moonshot Innovators ETF is changed to the S&P Kensho Moonshots Index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this Supplement with your Summary Prospectus and Prospectus.